Document and Entity Information	Aug. 24, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 24, 2023
Entity File Number	001-14962
Entity Registrant Name	CIRCOR INTERNATIONAL, INC.
Entity Central Index Key	0001091883
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3477276
Entity Address, Address Line One	30 CORPORATE DRIVE, SUITE 200
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803-4238
City Area Code	781
Local Phone Number	270-1200
Title of 12(b) Security	Common Stock, $0.01 Par Value Per Share
Trading Symbol	CIR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false